                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-1629

                       RIVERSOURCE DIMENSIONS SERIES, INC.
               (Exact name of registrant as specified in charter)

        50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
              (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 10/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

              RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND

                                AT OCT. 31, 2008



OCT. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





COMMON STOCKS (97.9%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.1%)
AeroVironment                                          10,533(b)             $378,345
Axsys Technologies                                      3,242(b)              214,069
Ceradyne                                               29,525(b)              693,838
                                                                      ---------------
Total                                                                       1,286,252
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (1.0%)
CH Robinson Worldwide                                   5,937                 307,418
Hub Group Cl A                                         11,301(b)              355,416
Pacer Intl                                             49,603                 560,018
                                                                      ---------------
Total                                                                       1,222,852
-------------------------------------------------------------------------------------


AIRLINES (2.8%)
Alaska Air Group                                       23,399(b)              577,956
AMR                                                    29,007(b)              296,161
Continental Airlines Cl B                              13,634(b)              257,955
Delta Air Lines                                        27,818(b)              305,436
Hawaiian Holdings                                      34,081(b)              238,567
SkyWest                                                57,335                 883,533
Southwest Airlines                                     35,463                 417,754
UAL                                                    14,540                 211,702
US Airways Group                                       11,970(b)              121,376
                                                                      ---------------
Total                                                                       3,310,440
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.9%)
Cooper Tire & Rubber                                   71,662                 546,780
Exide Technologies                                     37,416(b)              177,726
Fuel Systems Solutions                                  3,990(b)              113,516
Goodyear Tire & Rubber                                 27,240(b,d)            242,981
                                                                      ---------------
Total                                                                       1,081,003
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (1.7%)
CV Therapeutics                                        39,354(b)              367,173
Emergent BioSolutions                                  18,800(b)              338,588
Martek Biosciences                                      2,955                  88,148
Momenta Pharmaceuticals                                 9,218(b)               83,976
Myriad Genetics                                        13,169(b)              830,832
NPS Pharmaceuticals                                    51,145(b)              358,015
                                                                      ---------------
Total                                                                       2,066,732
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.5%)
American Woodmark                                       6,092                 112,946
Insteel Inds                                           23,077                 236,770
Owens Corning                                           6,304(b)               99,162
Trex                                                    8,852(b)              144,376
                                                                      ---------------
Total                                                                         593,254
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.4%)
American Capital                                        5,681                  79,818
Broadpoint Securities Group                            15,358(b)               45,306
Knight Capital Group Cl A                              33,390(b)              482,819
Stifel Financial                                       10,027(b)              437,679
SWS Group                                              35,685                 662,314
                                                                      ---------------
Total                                                                       1,707,936
-------------------------------------------------------------------------------------


CHEMICALS (2.3%)
Ashland                                                15,881                 358,752
Eastman Chemical                                        2,309(d)               93,261
Innophos Holdings                                      10,914                 291,950
OM Group                                               19,878(b)              424,196
Solutia                                                37,257(b)              359,157
Stepan                                                  3,854                 138,089
Terra Inds                                              7,922                 174,205
Westlake Chemical                                       7,685                 140,098
WR Grace & Co                                          81,608(b)              735,287
                                                                      ---------------
Total                                                                       2,714,995
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (3.1%)
BancFirst                                               3,877                 195,401
First Citizens BancShares Cl A                            665                 101,692
First Financial                                         3,733                 157,831
First Financial Bankshares                              8,855                 479,852
Intl Bancshares                                        21,732                 564,380
Republic Bancorp Cl A                                  17,351                 399,420
SVB Financial Group                                     8,830(b)              454,304
Trustmark                                              19,221                 394,415
UMB Financial                                          10,751                 487,343
Wilshire Bancorp                                       19,272                 212,570
Zions Bancorporation                                    6,213                 236,777
                                                                      ---------------
Total                                                                       3,683,985
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (1.6%)
ABM Inds                                                6,395                 104,430
Allied Waste Inds                                      20,691(b)              215,600
American Ecology                                        4,795                  84,104
Clean Harbors                                           6,691(b)              438,730
Copart                                                  2,977(b)              103,897
HNI                                                     8,019                 146,908
IKON Office Solutions                                   5,769                  99,400
Kimball Intl Cl B                                      14,900                 111,005
Sykes Enterprises                                       5,046(b)               80,534
Tetra Tech                                              4,568(b)              100,450
United Stationers                                      12,167(b)              454,925
                                                                      ---------------
Total                                                                       1,939,983
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.0%)
3Com                                                   61,478(b)              167,835
ARRIS Group                                            18,688(b)              129,134
InterDigital                                           12,150(b)              264,627
NETGEAR                                                36,064(b)              398,507
Tekelec                                                11,433(b)              145,085
Tellabs                                                20,114(b)               85,283
                                                                      ---------------
Total                                                                       1,190,471
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.7%)
Adaptec                                                24,732(b)               79,390
Electronics for Imaging                                 9,908(b)              105,025
Lexmark Intl Cl A                                      15,434(b,d)            398,660
Synaptics                                               8,807(b)              272,048
                                                                      ---------------
Total                                                                         855,123
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.7%)
EMCOR Group                                            21,549(b)              382,926
Granite Construction                                   12,243                 436,708
                                                                      ---------------
Total                                                                         819,634
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.1%)
Headwaters                                             10,178(b)              107,887
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.6%)
Advanta Cl B                                           32,398                 146,439
Discover Financial Services                            42,772                 523,957
                                                                      ---------------
Total                                                                         670,396
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.3%)
Rock-Tenn Cl A                                         11,655                 354,429
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.1%)
Core-Mark Holding                                       3,902(b)               77,143
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


DIVERSIFIED CONSUMER SERVICES (0.5%)
H&R Block                                              10,292                $202,958
Regis                                                  31,714                 392,302
                                                                      ---------------
Total                                                                         595,260
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.1%)
Moody's                                                 4,018                 102,861
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Embarq                                                 11,778                 353,340
Qwest Communications Intl                              65,250                 186,615
                                                                      ---------------
Total                                                                         539,955
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.7%)
Hawaiian Electric Inds                                 16,721                 445,113
Portland General Electric                              17,507                 359,244
                                                                      ---------------
Total                                                                         804,357
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (1.2%)
American Superconductor                                11,034(b)              138,035
Encore Wire                                             5,795                 111,090
Ener1                                                  18,733(b)              146,679
Energy Conversion Devices                              18,347(b)              626,367
GrafTech Intl                                          43,098(b)              349,525
                                                                      ---------------
Total                                                                       1,371,696
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (4.4%)
Anixter Intl                                           16,166(b)              543,339
Arrow Electronics                                      30,445(b)              531,265
Avnet                                                  26,651(b)              446,138
Benchmark Electronics                                 108,156(b)            1,296,789
FLIR Systems                                            4,992(b)              160,243
Ingram Micro Cl A                                      29,217(b)              389,463
Insight Enterprises                                    42,639(b)              414,877
Jabil Circuit                                          14,441                 121,449
L-1 Identity Solutions                                 10,708(b)               87,806
Methode Electronics                                    34,601                 262,622
Plexus                                                 18,024(b)              336,328
SYNNEX                                                 28,248(b)              435,867
Vishay Intertechnology                                 33,589(b)              144,769
                                                                      ---------------
Total                                                                       5,170,955
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (4.5%)
BASiC Energy Services                                  34,498(b)              471,933
Complete Production Services                           18,689(b)              231,557
ENSCO Intl                                             13,531                 514,313
Grey Wolf                                             110,132(b)              707,048
GulfMark Offshore                                       9,704(b)              359,048
Helmerich & Payne                                      11,091                 380,532
Lufkin Inds                                             7,136                 373,356
Nabors Inds                                            34,353(b,c)            493,996
Newpark Resources                                      27,472(b)              157,964
Oil States Intl                                         4,049(b)               93,653
Parker Drilling                                        76,017(b)              389,207
Patterson-UTI Energy                                   20,034                 265,851
Pioneer Drilling                                       27,657(b)              214,065
Rowan Companies                                         8,704                 157,891
SEACOR Holdings                                         1,695(b)              113,853
Tidewater                                               5,140                 224,155
Unit                                                    6,059(b)              227,455
                                                                      ---------------
Total                                                                       5,375,877
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.7%)
Andersons                                              15,236                 405,735
Great Atlantic & Pacific Tea                           13,524(b)              111,843
Ingles Markets Cl A                                     9,380                 175,031
Nash Finch                                              6,699                 264,142
Pantry                                                  7,009(b)              154,338
SUPERVALU                                              27,811                 396,029
Winn-Dixie Stores                                      33,130(b)              497,612
                                                                      ---------------
Total                                                                       2,004,730
-------------------------------------------------------------------------------------


FOOD PRODUCTS (2.6%)
Bunge                                                   7,980                 306,512
Cal-Maine Foods                                         8,838                 259,749
Darling Intl                                           47,844(b)              360,744
Dean Foods                                              4,819(b)              105,343
Flowers Foods                                          31,195                 924,933
Fresh Del Monte Produce                                22,292(b,c)            470,584
Imperial Sugar                                          7,125                  84,360
Ralcorp Holdings                                        4,124(b)              279,112
Sanderson Farms                                         3,856                 120,384
TreeHouse Foods                                         4,432(b)              134,112
                                                                      ---------------
Total                                                                       3,045,833
-------------------------------------------------------------------------------------


GAS UTILITIES (1.5%)
Atmos Energy                                            7,736                 187,753
Laclede Group                                          11,259                 589,071
New Jersey Resources                                   14,639                 545,156
Piedmont Natural Gas                                   12,452                 409,920
                                                                      ---------------
Total                                                                       1,731,900
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (2.0%)
Conmed                                                  4,069(b)              106,608
CR Bard                                                 1,076                  94,957
CryoLife                                               11,228(b)              150,455
Cyberonics                                              9,668(b)              123,170
Natus Medical                                           6,407(b)               98,027
STERIS                                                 24,127                 821,283
Thoratec                                               13,767(b)              338,944
Vision-Sciences                                        17,885(b)               56,338
Volcano                                                25,584(b)              397,831
ZOLL Medical                                            7,076(b)              170,390
                                                                      ---------------
Total                                                                       2,358,003
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (4.7%)
Almost Family                                           3,574(b)              172,124
AMERIGROUP                                             20,434(b)              510,850
CIGNA                                                  31,027                 505,740
Coventry Health Care                                   16,823(b)              221,895
Health Net                                             13,954(b)              179,728
HealthSpring                                           26,446(b)              436,888
Humana                                                 19,819(b)              586,444
Kindred Healthcare                                     45,909(b)              665,221
Landauer                                                1,436                  77,630
Magellan Health Services                               14,999(b)              554,063
Molina Healthcare                                      29,225(b)              650,841
Omnicare                                               11,606                 319,977
Tenet Healthcare                                       31,304(b)              137,112
Universal American Financial                           37,034(b)              327,751
Universal Health Services Cl B                          2,351                  98,836
WellCare Health Plans                                   6,516(b)              157,492
                                                                      ---------------
Total                                                                       5,602,592
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.7%)
Buffalo Wild Wings                                      6,554(b)              185,347
O'Charley's                                            18,817                 141,128
Panera Bread Cl A                                       3,401(b)              153,453
PF Chang's China Bistro                                15,897(b)              325,252
                                                                      ---------------
Total                                                                         805,180
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.8%)
American Greetings Cl A                                31,012                 362,220
DR Horton                                              12,077                  89,128
Helen of Troy                                           4,466(b,c)             80,343
Leggett & Platt                                        15,128                 262,622
M/I Homes                                               7,018                  95,515
Meritage Homes                                         10,336(b)              141,913
Natl Presto Inds                                        3,709                 245,721
NVR                                                       819(b)              401,483
Ryland Group                                            5,137                  96,524
Whirlpool                                               8,424                 392,980
                                                                      ---------------
Total                                                                       2,168,449
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Calpine                                                 5,556(b)               65,005
Constellation Energy Group                              7,423                 179,711
                                                                      ---------------
Total                                                                         244,716
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.4%)
Otter Tail                                              3,329                  78,165
Seaboard                                                  204                 273,360
Tredegar                                                8,380                 123,354
                                                                      ---------------
Total                                                                         474,879
-------------------------------------------------------------------------------------


INSURANCE (9.0%)
Allied World Assurance Holdings                         5,123(c)              164,295
American Financial Group                                9,265                 210,593
Arch Capital Group                                      4,707(b,c)            328,313
Aspen Insurance Holdings                               55,547(c)            1,275,359
Axis Capital Holdings                                  14,273(c)              406,495
Endurance Specialty Holdings                            5,748(c)              173,820
Everest Re Group                                        4,797(c)              358,336
Fidelity Natl Financial Cl A                           12,412                 111,832
First American                                          4,799                  97,948
HCC Insurance Holdings                                 11,000                 242,660
IPC Holdings                                           32,564(c)              899,092
Marsh & McLennan Companies                             10,439                 306,071
Max Capital Group                                      38,755(c)              618,142
Montpelier Re Holdings                                 32,548(c)              465,762
Odyssey Re Holdings                                    16,650                 656,676
PartnerRe                                               4,817(c)              326,063
Platinum Underwriters Holdings                         33,588(c)            1,066,083
Progressive                                            22,062                 314,825
RenaissanceRe Holdings                                  5,771(c)              264,889
RLI                                                    11,437                 656,369


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INSURANCE (CONT.)
Validus Holdings                                       33,337(c)             $591,398
WR Berkley                                             13,512                 354,960
Zenith Natl Insurance                                  24,187                 794,785
                                                                      ---------------
Total                                                                      10,684,766
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.2%)
NutriSystem                                            19,061                 269,713
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.6%)
Ariba                                                  28,221(b)              301,965
ModusLink Global Solutions                             40,656(b)              226,047
Sohu.com                                                2,256(b,c)            123,945
                                                                      ---------------
Total                                                                         651,957
-------------------------------------------------------------------------------------


IT SERVICES (2.6%)
Affiliated Computer Services Cl A                       8,888(b)              364,408
Ciber                                                  35,968(b)              194,227
Computer Sciences                                      20,221(b)              609,865
CSG Systems Intl                                        7,758(b)              129,016
Integral Systems                                       17,534(b)              430,810
ManTech Intl Cl A                                      10,179(b)              549,055
Perot Systems Cl A                                     12,649(b)              182,019
SAIC                                                   20,574(b)              380,002
TNS                                                    11,298(b)              160,206
VeriFone Holdings                                       9,799(b)              111,317
                                                                      ---------------
Total                                                                       3,110,925
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.6%)
Hasbro                                                  6,263                 182,065
JAKKS Pacific                                          21,063(b)              471,180
                                                                      ---------------
Total                                                                         653,245
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.7%)
Illumina                                                4,306(b)              132,754
Luminex                                                16,788(b)              313,096
Sequenom                                               13,023(b)              234,414
Techne                                                  1,349                  93,108
                                                                      ---------------
Total                                                                         773,372
-------------------------------------------------------------------------------------


MACHINERY (3.3%)
AGCO                                                    4,167(b)              131,344
Badger Meter                                            4,779                 120,431
Bucyrus Intl                                            4,072                  98,257
Cummins                                                 8,450                 218,433
Force Protection                                       36,416(b)              101,601
FreightCar America                                      6,865                 179,245
Gardner Denver                                          4,755(b)              121,823
Gorman-Rupp                                             5,733                 180,303
Lydall                                                 22,737(b)              151,201
Mueller Inds                                           38,922                 890,145
NACCO Inds Cl A                                         5,634                 347,111
Nordson                                                 8,793                 324,725
Timken                                                 13,759                 218,493
Wabtec                                                 19,530                 776,513
                                                                      ---------------
Total                                                                       3,859,625
-------------------------------------------------------------------------------------


MEDIA (0.3%)
Marvel Entertainment                                   12,792(b)              411,774
-------------------------------------------------------------------------------------


METALS & MINING (1.8%)
AM Castle & Co                                         20,881                 254,122
Cliffs Natural Resources                                7,176                 193,680
Commercial Metals                                      30,495                 338,495
Compass Minerals Intl                                  10,969                 602,527
Kaiser Aluminum                                         3,381                 113,466
Olympic Steel                                          14,362                 328,315
Reliance Steel & Aluminum                               7,172                 179,587
Schnitzer Steel Inds Cl A                               5,291                 142,487
                                                                      ---------------
Total                                                                       2,152,679
-------------------------------------------------------------------------------------


MULTILINE RETAIL (2.6%)
Big Lots                                                7,347(b,d)            179,487
Dillard's Cl A                                         92,290(d)              491,906
Dollar Tree                                             7,100(b,d)            269,942
Family Dollar Stores                                   11,748                 316,139
Fred's Cl A                                            19,929                 244,130
JC Penney                                              27,207                 650,790
Kohl's                                                  8,406(b)              295,303
Macy's                                                 28,733                 353,129
Sears Holdings                                          4,690(b)              270,801
                                                                      ---------------
Total                                                                       3,071,627
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.5%)
Integrys Energy Group                                   3,473                 165,558
MDU Resources Group                                    12,386                 225,549
Vectren                                                 6,810                 171,612
                                                                      ---------------
Total                                                                         562,719
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (6.3%)
Alpha Natural Resources                                 4,340(b)              155,242
Arena Resources                                         6,629(b)              202,052
BPZ Resources                                          20,292(b)              200,891
Cimarex Energy                                          9,280                 375,469
Comstock Resources                                     18,551(b)              916,789
Contango Oil & Gas                                      4,449(b)              244,695
EXCO Resources                                         50,557(b)              464,619
Frontier Oil                                           11,642                 153,791
Frontline                                               2,930(c)               93,174
GMX Resources                                           4,364(b)              164,741
Goodrich Petroleum                                      7,446(b)              206,701
Intl Coal Group                                        43,065(b)              201,544
James River Coal                                       12,439(b)              239,078
McMoRan Exploration                                    26,473(b)              375,652
Penn Virginia                                          14,082                 523,428
Rosetta Resources                                      17,235(b)              181,829
Southwestern Energy                                    19,226(b)              684,829
St. Mary Land & Exploration                             6,890                 171,492
Stone Energy                                           11,337(b)              343,965
Swift Energy                                           22,913(b)              735,048
Tesoro                                                 11,625                 112,414
USEC                                                   53,582(b)              221,294
VAALCO Energy                                          40,621(b)              215,291
Walter Inds                                             3,001                 116,289
Whiting Petroleum                                       2,741(b)              142,505
                                                                      ---------------
Total                                                                       7,442,822
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                             11,137                 191,779
Wausau Paper                                           22,202                 205,591
                                                                      ---------------
Total                                                                         397,370
-------------------------------------------------------------------------------------


PHARMACEUTICALS (2.2%)
Ardea Biosciences                                       5,653(b)               57,378
Forest Laboratories                                    16,632(b)              386,361
King Pharmaceuticals                                   53,035(b)              466,178
Par Pharmaceutical Companies                           40,126(b)              401,260
Perrigo                                                 4,327                 147,118
Valeant Pharmaceuticals Intl                           23,209(b)              435,633
ViroPharma                                             53,079(b)              665,610
VIVUS                                                  15,163(b)               92,343
                                                                      ---------------
Total                                                                       2,651,881
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (1.9%)
Administaff                                            21,142                 422,629
FTI Consulting                                          2,290(b)              133,393
Heidrick & Struggles Intl                              19,052                 459,724
Kelly Services Cl A                                    17,748                 252,732
Korn/Ferry Intl                                        19,803(b)              275,064
Navigant Consulting                                     5,361(b)               86,687
Spherion                                               35,525(b)              112,970
TrueBlue                                               60,453(b)              503,572
                                                                      ---------------
Total                                                                       2,246,771
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (2.5%)
American Campus Communities                            15,396                 399,988
Annaly Capital Management                              14,913                 207,291
Anworth Mtge Asset                                     20,898                 122,462
Capstead Mtge                                          38,898                 390,925
Equity Residential                                     12,874                 449,688
HCP                                                     2,761                  82,637
Health Care REIT                                        4,674                 208,040
Liberty Property Trust                                 11,941                 284,793
Nationwide Health Properties                            3,397                 101,366
Public Storage                                          4,373                 356,400
United Dominion Realty Trust                            6,948                 137,292
Ventas                                                  4,580                 165,155
                                                                      ---------------
Total                                                                       2,906,037
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Avatar Holdings                                         2,444(b)               82,974
St. Joe                                                 5,061(b)              156,486
                                                                      ---------------
Total                                                                         239,460
-------------------------------------------------------------------------------------


ROAD & RAIL (1.8%)
Arkansas Best                                          29,658                 865,716
Con-way                                                 4,045                 137,692
Genesee & Wyoming Cl A                                  7,129(b)              237,752
Kansas City Southern                                    4,108(b)              126,814
Old Dominion Freight Line                               3,148(b)               95,510
Ryder System                                            5,943(d)              235,462
Saia                                                   16,260(b)              172,519
Werner Enterprises                                     10,635                 208,659
                                                                      ---------------
Total                                                                       2,080,124
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Altera                                                  6,404                 111,109
Amkor Technology                                       61,755(b)              250,725
Lam Research                                            8,232(b)              184,068
Linear Technology                                       6,949                 157,603
MKS Instruments                                        15,523(b)              287,952
OmniVision Technologies                                48,375(b)              391,354
Silicon Image                                          59,532(b)              272,061


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Xilinx                                                  8,672                $159,738
Zoran                                                  13,492(b)              109,825
                                                                      ---------------
Total                                                                       1,924,435
-------------------------------------------------------------------------------------


SOFTWARE (0.9%)
Intuit                                                  4,023(b)              100,816
Quality Systems                                        10,522                 404,992
Red Hat                                                 6,693(b)               89,084
Salesforce.com                                          2,431(b)               75,264
Take-Two Interactive Software                          32,665                 387,407
                                                                      ---------------
Total                                                                       1,057,563
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (7.7%)
Aaron Rents                                            13,875                 343,961
Aeropostale                                            22,080(b)              534,557
American Eagle Outfitters                              11,383                 126,579
AnnTaylor Stores                                       15,472(b)              194,483
Asbury Automotive Group                                33,657                 109,385
AutoNation                                             26,512(b)              182,137
AutoZone                                                2,151(b)              273,801
Barnes & Noble                                          9,010                 170,109
Blockbuster Cl A                                      148,846(b)              222,525
Brown Shoe                                             22,114                 233,082
Cato Cl A                                              18,988                 294,694
Charlotte Russe Holding                                17,403(b)              147,055
Charming Shoppes                                       51,513(b)               56,664
Chico's FAS                                            63,302(b)              215,227
Children's Place Retail Stores                         15,377(b)              514,053
Citi Trends                                             5,065(b)               84,737
Collective Brands                                      31,531(b)              403,281
Conn's                                                  9,749(b)              132,099
Dress Barn                                             23,410(b)              223,800
Finish Line Cl A                                       34,021                 325,581
Foot Locker                                            18,633                 272,414
Gap                                                    41,417                 535,936
Genesco                                                 4,161(b)              103,234
Group 1 Automotive                                     22,792                 229,060
Hot Topic                                              33,218(b)              215,253
Jo-Ann Stores                                           8,445(b)              161,806
Jos A Bank Clothiers                                   10,740(b)              273,548
Limited Brands                                         10,473                 125,467
Men's Wearhouse                                        22,922                 350,477
Office Depot                                           25,627(b)               92,257
PetSmart                                                4,811                  94,729
RadioShack                                             22,146                 280,368
Rent-A-Center                                          38,225(b)              558,086
Ross Stores                                            13,770                 450,141
Shoe Carnival                                           5,838(b)               81,790
Stage Stores                                           30,480                 235,001
Urban Outfitters                                        6,361(b)              138,288
Wet Seal Cl A                                          57,828(b)              170,014
                                                                      ---------------
Total                                                                       9,155,679
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Carter's                                                6,417(b)              136,297
Jones Apparel Group                                     8,753                  97,246
Skechers USA Cl A                                      29,767(b)              404,237
Steven Madden                                           8,616(b)              187,656
Warnaco Group                                           4,472(b)              133,310
                                                                      ---------------
Total                                                                         958,746
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (1.0%)
Capitol Federal Financial                               3,904                 181,575
First Niagara Financial Group                          32,366                 510,412
Hudson City Bancorp                                    18,148                 341,364
Ocwen Financial                                        26,199(b)              175,533
                                                                      ---------------
Total                                                                       1,208,884
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.9%)
Beacon Roofing Supply                                  20,842(b)              285,118
Rush Enterprises Cl A                                  13,018(b)              121,979
United Rentals                                         12,634(b)              129,499
Watsco                                                  6,923                 284,466
WESCO Intl                                             11,040(b)              219,475
                                                                      ---------------
Total                                                                       1,040,537
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.2%)
USA Mobility                                           27,427(b)              264,671
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $122,794,909)                                                     $115,857,140
-------------------------------------------------------------------------------------






MONEY MARKET FUND (2.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 1.60%              2,480,797(e)          $2,480,797
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,480,797)                                                         $2,480,797
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $125,275,706)(f)                                                  $118,337,937
=====================================================================================



INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT OCT. 31, 2008


                                                   NUMBER OF                                           UNREALIZED
                                                   CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
E-Mini S&P MidCap 400 Index                            8              $454,720        Dec. 2008          $(2,010)
Russell 2000 Mini Index                               19             1,019,350        Dec. 2008           48,971
-------------------------------------------------------------------------------------------------------------------
Total                                                                                                    $46,961
-------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2008, the value of foreign securities represented 6.9% of net assets.

(d) At Oct. 31, 2008, investments in securities included securities valued at $435,193 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Oct. 31, 2008.

(f) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $125,276,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $2,645,000
Unrealized depreciation                                                      (9,583,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(6,938,000)
---------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
4 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                   FAIR VALUE AT OCT. 31, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $118,337,937          $--             $--        $118,337,937
Other financial instruments*                             46,961           --              --              46,961

----------------------------------------------------------------------------------------------------------------
Total                                               $18,384,898          $--             $--         $18,384,898
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
5 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND

                                AT OCT. 31, 2008



OCT. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





COMMON STOCKS (96.8%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.5%)
Ceradyne                                                6,075(b)             $142,763
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.8%)
Hub Group Cl A                                          4,910(b)              154,420
Pacer Intl                                              5,056                  57,082
                                                                      ---------------
Total                                                                         211,502
-------------------------------------------------------------------------------------


AIRLINES (2.9%)
Alaska Air Group                                       11,262(b)              278,171
Hawaiian Holdings                                      16,927(b)              118,489
SkyWest                                                14,529                 223,892
UAL                                                     9,225                 134,316
                                                                      ---------------
Total                                                                         754,868
-------------------------------------------------------------------------------------


AUTO COMPONENTS (1.1%)
Cooper Tire & Rubber                                   12,345                  94,193
Dana Holding                                            9,416(b)               17,890
Lear                                                   20,080(b)               40,361
Modine Mfg                                              2,032                  15,037
Stoneridge                                             12,026(b)               68,428
Superior Inds Intl                                      2,761                  39,482
                                                                      ---------------
Total                                                                         275,391
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.5%)
Emergent BioSolutions                                   6,793(b)              122,342
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.4%)
Ameron Intl                                               372                  17,484
Griffon                                                 5,100(b)               43,044
Insteel Inds                                            2,763                  28,348
Trex                                                      977(b)               15,935
                                                                      ---------------
Total                                                                         104,811
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.9%)
Apollo Investment                                       4,108                  54,143
BGC Partners Cl A                                      11,278                  46,127
Knight Capital Group Cl A                               8,897(b)              128,651
Penson Worldwide                                        1,930(b)               13,780
Piper Jaffray Companies                                 1,374(b)               54,204
Stifel Financial                                        2,073(b)               90,486
SWS Group                                               9,559                 177,416
Waddell & Reed Financial Cl A                           5,017                  72,847
Westwood Holdings Group                                 2,887                 110,716
                                                                      ---------------
Total                                                                         748,370
-------------------------------------------------------------------------------------


CHEMICALS (3.0%)
Innophos Holdings                                       1,605                  42,934
Innospec                                                4,640(c)               40,600
Koppers Holdings                                        2,334                  55,526
LSB Inds                                                4,685(b)               38,511
OM Group                                                4,425(b)               94,430
PolyOne                                                 1,978(b)                9,396
Quaker Chemical                                         3,627                  69,385
Rockwood Holdings                                       2,814(b)               34,753
Sensient Technologies                                   4,893                 123,449
Stepan                                                  3,493                 125,153
Westlake Chemical                                       4,435                  80,850
WR Grace & Co                                           9,253(b)               83,370
                                                                      ---------------
Total                                                                         798,357
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (8.9%)
BancFirst                                               3,918                 197,466
Banner                                                  1,097                  14,009
Camden Natl                                               480                  14,040
Capitol Bancorp                                         7,257                  74,312
Chemical Financial                                      4,659                 122,392
City Bank                                               1,243                  12,803
Columbia Banking System                                 1,261                  20,075
Community Bank System                                   4,934                 123,103
Community Trust Bancorp                                 3,808                 127,111
First BanCorp                                           9,385(c)               95,915
First Community Bancshares                              2,534                  79,314
First Financial                                         1,758                  74,328
First Financial Bankshares                              2,115                 114,612
First Merchants                                         3,564                  78,444
First South Bancorp                                       819                  11,507
MainSource Financial Group                              7,330                 130,914
Oriental Financial Group                                2,568(c)               41,704
Peapack Gladstone Financial                               408                  13,068
Pennsylvania Commerce Bancorp                             411(b)               12,227
Renasant                                                3,531                  74,010
Republic Bancorp Cl A                                   5,111                 117,655
Sandy Spring Bancorp                                    2,399                  51,507
Sierra Bancorp                                            555                  11,078
Simmons First Natl Cl A                                 3,496                 108,446
Southside Bancshares                                    2,052                  49,433
SVB Financial Group                                       619(b)               31,848
Tompkins Financial                                      1,560                  76,440
TowneBank                                                 554                  12,116
Trico Bancshares                                          641                  13,807
Trustmark                                               8,809                 180,761
UMB Financial                                           4,699                 213,005
W Holding                                              32,777(c)               17,536
Western Alliance Bancorp                                  891(b)               13,196
Wilshire Bancorp                                        1,203                  13,269
Yadkin Valley Financial                                 2,024                  30,137
                                                                      ---------------
Total                                                                       2,371,588
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (2.1%)
ABM Inds                                                6,565                 107,206
GeoEye                                                  1,339(b)               28,976
HNI                                                     1,769                  32,408
IKON Office Solutions                                  14,446                 248,904
Kimball Intl Cl B                                       9,948                  74,113
Standard Parking                                          785(b)               16,454
Viad                                                    1,543                  33,715
                                                                      ---------------
Total                                                                         541,776
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.8%)
3Com                                                   24,892(b)               67,954
ARRIS Group                                             7,670(b)               53,000
Loral Space & Communications                            2,949(b)               33,914
Tekelec                                                 3,461(b)               43,920
                                                                      ---------------
Total                                                                         198,788
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.3%)
Adaptec                                                 8,094(b)               25,982
Electronics for Imaging                                 4,798(b)               50,859
                                                                      ---------------
Total                                                                          76,841
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (1.2%)
Dycom Inds                                              2,219(b)               19,705
Granite Construction                                    2,596                  92,599
Integrated Electrical Services                          2,877(b)               35,186
Northwest Pipe                                            836(b)               24,018
Perini                                                  6,894(b)              131,124
                                                                      ---------------
Total                                                                         302,632
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.1%)
Headwaters                                              2,980(b)               31,588
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.6%)
Advanta Cl B                                           10,113                  45,711
Cash America Intl                                       3,149                 111,380
                                                                      ---------------
Total                                                                         157,091
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (1.0%)
Rock-Tenn Cl A                                          5,050                 153,570
Silgan Holdings                                         2,418                 112,534
                                                                      ---------------
Total                                                                         266,104
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


DIVERSIFIED CONSUMER SERVICES (0.2%)
Regis                                                   3,785                 $46,820
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.3%)
Life Partners Holdings                                  1,126                  45,243
PICO Holdings                                           1,228(b)               30,749
                                                                      ---------------
Total                                                                          75,992
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Premiere Global Services                                5,062(b)               50,367
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.6%)
Portland General Electric                               5,457                 111,977
Westar Energy                                           1,916                  37,343
                                                                      ---------------
Total                                                                         149,320
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (1.7%)
Acuity Brands                                           1,735                  60,656
AZZ                                                     1,607(b)               46,892
GrafTech Intl                                          10,250(b)               83,128
Powell Inds                                               504(b)                9,329
Woodward Governor                                       7,791                 250,091
                                                                      ---------------
Total                                                                         450,096
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.7%)
Anixter Intl                                            1,762(b)               59,221
Benchmark Electronics                                  14,489(b)              173,722
Insight Enterprises                                     6,328(b)               61,571
L-1 Identity Solutions                                  2,893(b)               23,723
Methode Electronics                                     4,325                  32,827
MTS Systems                                             1,008                  32,740
SYNNEX                                                  4,564(b)               70,423
                                                                      ---------------
Total                                                                         454,227
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.8%)
Bronco Drilling                                         6,667(b)               51,469
Cal Dive Intl                                           4,410(b)               37,529
Grey Wolf                                              28,569(b)              183,413
GulfMark Offshore                                       3,414(b)              126,318
Lufkin Inds                                             1,631                  85,334
Newpark Resources                                       6,113(b)               35,150
Parker Drilling                                        25,310(b)              129,587
Pioneer Drilling                                       11,920(b)               92,261
                                                                      ---------------
Total                                                                         741,061
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.1%)
Nash Finch                                              1,476                  58,199
Spartan Stores                                          1,589                  42,887
Village Super Market Cl A                               1,517                  74,545
Winn-Dixie Stores                                       6,730(b)              101,085
                                                                      ---------------
Total                                                                         276,716
-------------------------------------------------------------------------------------


FOOD PRODUCTS (3.1%)
B&G Foods Cl A                                            964                   3,596
Cal-Maine Foods                                         4,408                 129,551
Chiquita Brands Intl                                    4,560(b)               62,244
Flowers Foods                                          10,242                 303,676
Fresh Del Monte Produce                                 4,395(b,c)             92,778
Imperial Sugar                                          3,311                  39,202
Omega Protein                                           7,661(b)               56,538
Sanderson Farms                                         4,340                 135,495
                                                                      ---------------
Total                                                                         823,080
-------------------------------------------------------------------------------------


GAS UTILITIES (1.4%)
Laclede Group                                           2,109                 110,343
New Jersey Resources                                    3,484                 129,744
South Jersey Inds                                       3,348                 114,066
                                                                      ---------------
Total                                                                         354,153
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Datascope                                               2,548                 127,833
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (4.9%)
Alliance Imaging                                       10,846(b)               88,395
AMERIGROUP                                              6,631(b)              165,775
Emergency Medical Services Cl A                         1,313(b)               43,145
Hanger Orthopedic Group                                 4,868(b)               81,101
HealthSpring                                           11,297(b)              186,626
Kindred Healthcare                                      9,900(b)              143,451
Landauer                                                  850                  45,951
Magellan Health Services                                6,525(b)              241,034
Molina Healthcare                                       5,604(b)              124,801
Owens & Minor                                           2,667                 115,401
Universal American Financial                            6,174(b)               54,640
                                                                      ---------------
Total                                                                       1,290,320
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.2%)
O'Charley's                                             4,974                  37,305
Ruby Tuesday                                            8,070(b)               19,449
                                                                      ---------------
Total                                                                          56,754
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.0%)
American Greetings Cl A                                 3,828                  44,711
Beazer Homes USA                                        6,570(b)               20,827
Helen of Troy                                             624(b,c)             11,226
Hovnanian Enterprises Cl A                              2,596(b)               11,137
M/I Homes                                               2,295                  31,235
Meritage Homes                                          2,072(b)               28,449
Natl Presto Inds                                        1,664                 110,239
                                                                      ---------------
Total                                                                         257,824
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.7%)
Otter Tail                                              2,474                  58,090
Seaboard                                                   93                 124,620
                                                                      ---------------
Total                                                                         182,710
-------------------------------------------------------------------------------------


INSURANCE (11.3%)
Aspen Insurance Holdings                               20,584(c)              472,608
Employers Holdings                                      6,047                  77,160
IPC Holdings                                           13,257(c)              366,026
LandAmerica Financial Group                             1,619                  15,947
Max Capital Group                                      15,532(c)              247,735
Montpelier Re Holdings                                 25,786(c)              368,998
Natl Western Life Insurance Cl A                           46                   8,684
Odyssey Re Holdings                                     7,095                 279,827
Platinum Underwriters Holdings                         12,978(c)              411,922
Presidential Life                                       6,153                  57,715
Safety Insurance Group                                  4,355                 165,446
Selective Insurance Group                               8,098                 192,328
Stewart Information Services                              626                  10,392
Zenith Natl Insurance                                   9,918                 325,905
                                                                      ---------------
Total                                                                       3,000,693
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.4%)
Ariba                                                   5,326(b)               56,988
InfoSpace                                               4,562                  39,096
Interwoven                                              7,901(b)               99,633
Keynote Systems                                         1,216(b)               11,917
ModusLink Global Solutions                             13,156(b)               73,147
RealNetworks                                           19,066(b)               81,602
                                                                      ---------------
Total                                                                         362,383
-------------------------------------------------------------------------------------


IT SERVICES (0.7%)
Perot Systems Cl A                                     11,457(b)              164,866
TNS                                                     2,238(b)               31,735
                                                                      ---------------
Total                                                                         196,601
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.8%)
JAKKS Pacific                                           8,259(b)              184,753
RC2                                                     2,065(b)               26,226
                                                                      ---------------
Total                                                                         210,979
-------------------------------------------------------------------------------------


MACHINERY (4.2%)
Badger Meter                                            4,294                 108,209
CIRCOR Intl                                             4,130                 126,584
FreightCar America                                      2,235                  58,356
Lydall                                                  9,336(b)               62,084
Miller Inds                                             5,350(b)               32,635
Mueller Inds                                            4,815                 110,119
NACCO Inds Cl A                                         1,859                 114,533
Robbins & Myers                                         5,328                 108,691
Sauer-Danfoss                                           4,962                  50,861
Thermadyne Holdings                                       855(b)                7,704
Twin Disc                                               7,470                  57,893
Wabtec                                                  6,413                 254,980
                                                                      ---------------
Total                                                                       1,092,649
-------------------------------------------------------------------------------------


MEDIA (0.1%)
Scholastic                                              1,513                  28,096
-------------------------------------------------------------------------------------


METALS & MINING (1.4%)
AM Castle & Co                                          4,178                  50,846
Compass Minerals Intl                                   2,971                 163,197
Kaiser Aluminum                                         1,026                  34,433
Olympic Steel                                           5,105                 116,700
                                                                      ---------------
Total                                                                         365,176
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.8%)
Dillard's Cl A                                         16,892(e)               90,034
Fred's Cl A                                             9,189                 112,566
                                                                      ---------------
Total                                                                         202,600
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.3%)
NorthWestern                                            2,756                  53,852
PNM Resources                                           2,956                  28,821
                                                                      ---------------
Total                                                                          82,673
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (4.6%)
Berry Petroleum Cl A                                    3,465                  80,735
Bill Barrett                                            4,122(b)               84,089
Brigham Exploration                                     6,243(b)               48,945
Callon Petroleum                                        5,652(b)               58,329
EXCO Resources                                         16,823(b)              154,603
GeoMet                                                    885(b)                2,611
GMX Resources                                           2,312(b)               87,278
PetroQuest Energy                                       8,411(b)               83,689


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Rosetta Resources                                       4,585(b)              $48,372
Stone Energy                                            3,687(b)              111,864
Swift Energy                                            9,604(b)              308,095
USEC                                                   20,945(b)               86,503
World Fuel Services                                     1,865                  39,967
                                                                      ---------------
Total                                                                       1,195,080
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.8%)
Chattem                                                 2,682(b)              202,947
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.8%)
Par Pharmaceutical Companies                            3,737(b)               37,370
ViroPharma                                             13,273(b)              166,443
                                                                      ---------------
Total                                                                         203,813
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (1.7%)
CDI                                                     3,623                  47,099
Exponent                                                2,238(b)               65,864
Kelly Services Cl A                                     7,100                 101,104
MPS Group                                               2,023(b)               15,759
Spherion                                                6,173(b)               19,630
TrueBlue                                                8,311(b)               69,231
Volt Information Sciences                               3,851(b)               29,460
Watson Wyatt Worldwide Cl A                             2,425                 102,990
                                                                      ---------------
Total                                                                         451,137
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (5.3%)
Annaly Capital Management                               7,854                 109,171
Anworth Mtge Asset                                     20,773                 121,730
Capstead Mtge                                          12,700                 127,635
EastGroup Properties                                    1,612                  53,970
Entertainment Properties Trust                          2,281                  85,423
Extra Space Storage                                     3,097                  35,646
Inland Real Estate                                      3,299                  37,807
LTC Properties                                          4,970                 120,125
MFA Mtge Investments                                   12,099                  66,545
Nationwide Health Properties                            4,116                 122,821
Natl Health Investors                                   4,122                 123,413
NorthStar Realty Finance                                3,020                  17,365
Omega Healthcare Investors                              8,276                 124,719
Saul Centers                                            2,347                  85,877
Senior Housing Properties Trust                         7,888                 151,212
                                                                      ---------------
Total                                                                       1,383,459
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Avatar Holdings                                         1,620(b)               54,999
-------------------------------------------------------------------------------------


ROAD & RAIL (1.8%)
Arkansas Best                                           7,601                 221,873
Genesee & Wyoming Cl A                                  1,816(b)               60,564
Saia                                                    3,835(b)               40,689
Werner Enterprises                                      7,100                 139,302
                                                                      ---------------
Total                                                                         462,428
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.0%)
Amkor Technology                                       26,763(b)              108,658
Brooks Automation                                       1,315(b)                9,008
MKS Instruments                                         9,771(b)              181,252
OmniVision Technologies                                10,734(b)               86,838
Skyworks Solutions                                      2,944(b)               20,991
Spansion Cl A                                          24,847(b)               15,405
TriQuint Semiconductor                                 11,326(b)               50,740
Zoran                                                   6,033(b)               49,109
                                                                      ---------------
Total                                                                         522,001
-------------------------------------------------------------------------------------


SOFTWARE (0.2%)
Sybase                                                  1,599(b)               42,581
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (8.0%)
Aaron Rents                                             2,920                  72,387
America's Car-Mart                                      1,127(b)               18,404
Asbury Automotive Group                                10,056                  32,682
Blockbuster Cl A                                       59,195(b)               88,497
Borders Group                                           5,556                  18,835
Brown Shoe                                             11,436                 120,535
Cato Cl A                                               6,093                  94,563
Charming Shoppes                                       16,895(b)               18,585
Chico's FAS                                            11,571(b)               39,341
Children's Place Retail Stores                          3,739(b)              124,995
Collective Brands                                       9,274(b)              118,614
Conn's                                                  6,515(b)               88,278
Dress Barn                                              9,398(b)               89,845
Finish Line Cl A                                       15,390                 147,282
Group 1 Automotive                                      6,948                  69,827
Haverty Furniture Companies                             4,131                  40,649
Hot Topic                                              14,624(b)               94,764
Jo-Ann Stores                                           6,045(b)              115,822
Jos A Bank Clothiers                                    1,938(b)               49,361
Men's Wearhouse                                         8,248                 126,112
New York & Co                                          11,904(b)               33,569
Rent-A-Center                                          15,316(b)              223,614
Shoe Carnival                                           2,763(b)               38,710
Sonic Automotive Cl A                                   8,562                  43,923
Stage Stores                                           10,999                  84,802
Systemax                                                7,675                 108,678
                                                                      ---------------
Total                                                                       2,102,674
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.5%)
G-III Apparel Group                                     2,528(b)               34,912
Perry Ellis Intl                                        9,057(b)               88,668
                                                                      ---------------
Total                                                                         123,580
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (1.3%)
Abington Bancorp                                        7,585                  78,505
Corus Bankshares                                       12,404                  27,289
Flushing Financial                                      2,510                  39,031
Ocwen Financial                                         6,989(b)               46,826
PMI Group                                              18,121                  45,121
Radian Group                                            8,387                  30,193
Westfield Financial                                     7,148                  73,982
                                                                      ---------------
Total                                                                         340,947
-------------------------------------------------------------------------------------


TOBACCO (0.4%)
Alliance One Intl                                      11,855(b)               39,596
Universal                                               1,777                  70,351
                                                                      ---------------
Total                                                                         109,947
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.4%)
Rush Enterprises Cl A                                   3,481(b)               32,617
Watsco                                                  2,057                  84,522
                                                                      ---------------
Total                                                                         117,139
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Centennial Communications                               6,188(b)               22,029
USA Mobility                                            5,544(b)               53,500
                                                                      ---------------
Total                                                                          75,529
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $34,223,247)                                                       $25,372,196
-------------------------------------------------------------------------------------






MONEY MARKET FUND (2.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 1.60%               530,935(d)             $530,935
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $530,935)                                                             $530,935
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $34,754,182)(f)                                                    $25,903,131
=====================================================================================



INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT OCT. 31, 2008


                                                   NUMBER OF                                           UNREALIZED
                                                   CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Russell 2000 Mini Index                                6             $321,900         Dec. 2008          $17,885





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2008, the value of foreign securities represented 8.3% of net assets.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Oct. 31, 2008.

(e) At Oct. 31, 2008, investments in securities included securities valued at $89,011 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $34,754,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $692,000
Unrealized depreciation                                                       (9,543,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                  $(8,851,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                    FAIR VALUE AT OCT. 31, 2008
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $25,903,131          $--             $--        $25,903,131
Other financial instruments*                              17,885           --              --             17,885

----------------------------------------------------------------------------------------------------------------
Total                                                $25,921,016          $--             $--        $25,921,016
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
4 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Dimensions Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date December 30, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date December 30, 2008